INVESTMENTS (Details)	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Mutual fund USD ($) item	Dec. 31, 2014 Mutual fund CNY	Dec. 31, 2013 Mutual fund CNY item	Dec. 31, 2012 Mutual fund CNY	Apr. 04, 2011 Mutual fund CNY	Dec. 31, 2014 Mutual fund Level one observable inputs USD ($)	Dec. 31, 2014 Mutual fund Level one observable inputs CNY	Dec. 31, 2013 Mutual fund Level one observable inputs CNY	Dec. 31, 2014 JP Morgan managed income fund	Dec. 31, 2014 JP Morgan managed reserves fund
AVAILABLE-FOR-SALE INVESTMENTS
Short-term available-for-sale investments	24,636,000		$ 4,065,000	25,219,000	$ 4,065,000	25,219,000	24,636,000
Number of units or shares purchased of available for sale securities									9,790.59
Cost of investment of available for sale securities									97,931,000
Number of units or shares disposed							5,583.30	1,838.04
Consideration received from sale of available-for-sale investments	57,260,000	18,582,000					57,260,000	18,582,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax							1,413,000	224,000
Number of units or shares involved in shifting													2,369.25	408.24
Fair value of available-for-sale investments										4,065,000	25,219,000	24,636,000
Change in fair value of mutual fund recorded in other comprehensive income					$ 94,000	583,000	93,000
Number of indicators of impairment of investment					0	0	0